Right-of-use assets and leases payable - Summary of Maturities of Lease Payments of Operating Lease (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 2,727,784	R$ 2,117,823
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	483,696	355,336
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	339,415	282,945
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	265,036	240,984
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	220,813	188,002
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	172,465	158,559
Above 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 1,246,359	R$ 891,997